Barings Global Short Duration High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2022
				SHARES	COST	FAIR VALUE
Equities* — 0.92%:
Common Stocks — 0.88%:
	Boomerang Tube Holdings, Inc.¤			36,149	$3,510,832	$0
	ESC CB 144A High Ridge¤			2,982	0	41,748
	KCA Deutag Ordinary A Shares¤			23,585	990,570	1,960,503
	Sabine Oil & Gas LLC¤			4,342	248,858	56,446
	Tourmaline Escrow Cash+¤			1,197,757	0	958,090
	Travelex Private Equity+¤			16,473	1	0
	Naviera Armas			1,194	0	0
	Naviera Armas+			169	0	4,674
	Naviera Armas			133	0	0
	Naviera Armas			937	0	0
	Total Common Stocks			1,283,721	4,750,261	3,021,461

Warrant — 0.04%:
	Travelex Topco Limited+¤			2,218	0	139,856
	Total Warrant			2,218	0	139,856

	Total Equities			1,285,939	4,750,261	3,161,317

		EFFECTIVE INTEREST RATE‡	DUE DATE	PRINCIPAL	COST	FAIR VALUE
Fixed Income — 125.99%:
Asset-Backed Securities — 13.77%:
CDO/CLO — 13.22%:
	610 FDG 2016-2R CLO LTD, 3M LIBOR + 7.250%+~^	7.50%	1/20/2032	$1,550,000	$1,534,190	$1,520,144
	Anchorage Capital 2016-9A ER2, 3M LIBOR + 6.820%¤+~^	7.06	7/15/2032	1,500,000	1,485,000	1,448,081
	Anchorage Capital CLO LTD 2013-1R, 3M LIBOR + 6.800%+~^	7.04	10/15/2030	1,000,000	977,213	976,601
	Anchorage Capital CLO LTD 2021-20 E, 3M LIBOR + 7.350%+~^	7.47	1/22/2035	1,000,000	980,000	955,185
	Ares CLO LTD 2013-27R2, 3M LIBOR + 6.750%+~^	7.03	10/30/2034	1,700,000	1,683,000	1,634,582
	Bain CAP CR CLO 2020-2R LTD, 3M LIBOR + 6.610%+~^	6.86	7/19/2034	1,000,000	990,000	954,965
	Ballyrock CLO LTD 2019-2R, 3M LIBOR + 6.500%+~^	6.98	11/20/2030	2,000,000	2,000,000	1,914,848
	BlueMountain CLO LTD 2018-23A, 3M LIBOR + 5.650%+~^	5.90	10/20/2031	1,000,000	1,000,000	940,413
	Canyon CLO LTD 2019-2R, 3M LIBOR + 6.750%+~^	6.99	10/16/2034	1,000,000	1,000,000	969,023
	Carbone CLO, LTD 2017-1A, 3M LIBOR + 5.900%+~^	6.15	1/21/2031	750,000	750,000	713,249
	Carlyle US CLO LTD 2019-3R, 3M LIBOR + 6.750%+~^	7.00	10/20/2032	1,000,000	1,000,000	969,660
	Carlyle Global Market Strategies 2017-5A, 3M LIBOR + 5.300%+~^	5.55	1/22/2030	700,000	700,000	625,594
	CIFC Funding 2020-1 LTD, 3M LIBOR + 6.250%+~^	6.49	7/15/2036	1,900,000	1,900,000	1,832,128
	Galaxy CLO LTD 2017-24A, 3M LIBOR + 5.500%+~^	5.74	1/15/2031	1,000,000	1,000,000	923,044
	GoldenTree Loan Management 2018-3A, 3M LIBOR + 6.500%+~^	6.75	4/22/2030	1,500,000	1,454,877	1,259,126
	GoldenTree Loan Opportunities XI LTD 2015-11A, 3M LIBOR + 5.400%+~^	5.64	1/18/2031	500,000	500,000	474,767
	KKR Financial CLO LTD 2017-20, 3M LIBOR + 5.500%+~^	5.74	10/16/2030	1,500,000	1,500,000	1,392,240
	KKR Financial CLO LTD 34-2, 3M LIBOR + 6.850%+~^	7.09	7/17/2034	2,000,000	1,980,000	1,938,260
	KVK 2016-1A ER2, 3M LIBOR + 7.350%+~^	7.59	10/16/2034	3,000,000	2,970,000	2,904,036
	LCM LTD 2031-30, 3M LIBOR + 6.500%+~^	6.75	4/21/2031	1,100,000	1,100,000	1,059,831
	Madison Park Funding LTD 2015-19A, 3M LIBOR + 4.350%+~^	4.61	1/24/2028	1,000,000	1,000,000	967,745
	Madison Park Funding LTD 2018-29A, 3M LIBOR + 7.570%+~^#	7.81	10/18/2030	2,000,000	1,960,000	1,792,168
	Madison Park Funding LTD XXXV 2019-35R E-R, 3M LIBOR + 6.100%+~^	6.35	4/20/2032	1,400,000	1,400,000	1,346,237
	Madison Park Funding LTD 2019-32R E-R, 3M LIBOR + 6.200%+~^	6.46	1/22/2031	1,000,000	1,000,000	965,801
	Magnetite CLO LTD 2016-18A, 3M LIBOR + 7.600%+~^	8.11	11/15/2028	1,400,000	1,386,000	1,297,612
	Octagon 2021-57 LTD, 3M LIBOR + 6.600%+~^	6.72	10/16/2034	1,500,000	1,500,000	1,441,854
	OHA Credit Partners LTD 2015-11A, 3M LIBOR + 7.900%+~^	8.15	1/20/2031	2,000,000	1,970,323	1,805,600
	OHA Loan Funding LTD 2013-1A, 3M LIBOR + 7.900%+~^	8.16	7/23/2031	1,500,000	1,477,500	1,384,250
	Sound Point CLO XVIII 2018-18D, 3M LIBOR + 5.500%+~^	5.75	1/21/2031	2,000,000	2,000,000	1,724,712
	Sound Point CLO LTD 2020-27R, 3M LIBOR + 6.560% E-R+~^	6.82	10/25/2034	1,400,000	1,372,000	1,320,537
	Sound Point CLO LTD Series 2020-1A Class ER, 3M LIBOR + 6.860%+~^	7.11	7/20/2034	1,600,000	1,584,000	1,539,662
	TICP CLO LTD 2018-10A, 3M LIBOR + 5.500%+~^	5.75	4/22/2030	1,000,000	950,303	940,773
	Wellfleet CLO LTD 2020-2R, 3M LIBOR + 7.250%¤+~^	7.49	7/17/2034	1,300,000	1,300,000	1,253,950
	Wellfleet CLO LTD 2017-3A, 3M LIBOR + 5.550%+~^	5.79	1/17/2031	1,500,000	1,500,000	1,375,568
	Wind River 2017-1A ER, 3M LIBOR + 7.060%+~^	7.30	4/18/2036	2,000,000	1,960,000	1,924,760
	Wind River CLO LTD 2017-4A, 3M LIBOR + 5.800%+~^	6.28	11/20/2030	1,000,000	1,000,000	942,591
	Total CDO/CLO			50,300,000	49,864,406	47,429,597
	Total Asset-Backed Securities			50,300,000	49,864,406	47,429,597

Bank Loans§ — 20.10%:
Beverage, Food and Tobacco — 0.42%:
	Florida Food Products 2nd Lien T/L	8.75	10/18/2029	$1,500,000	$1,456,670	$1,455,000
	Total Beverage, Food and Tobacco			1,500,000	1,456,670	1,455,000

Broadcasting and Entertainment — 0.28%:
	Dessert Holdings~	7.25	6/8/2029	1,000,000	982,700	980,000
	Total Broadcasting and Entertainment			1,000,000	982,700	980,000

Chemicals, Plastics and Rubber — 0.62%:
	Colouroz Investment 2 LLC~	5.25	9/7/2022	2,204,862	2,197,113	2,127,692
	Total Chemicals, Plastics and Rubber			2,204,862	2,197,113	2,127,692

Diversified/Conglomerate Manufacturing — 1.67%:
	CP Iris Holdco I 2nd Lien T/L (IPS)~	7.50	9/21/2029	3,398,058	3,364,078	3,324,422
	SunSource, Inc.~	9.00	4/30/2026	2,500,000	2,511,843	2,418,750
	Total Diversified/Conglomerate Manufacturing			5,898,058	5,875,921	5,743,172

Diversified/Conglomerate Service — 7.97%:
	Quest Software~	7.50	1/18/2030	5,603,324	5,524,274	5,424,746
	Sonicwall, Inc.~	7.67	5/18/2026	2,008,050	1,998,010	1,957,006
	Syncsort Incorporated (Precisely) 2nd Lien T/L~	8.00	3/19/2029	9,009,009	8,918,919	8,833,333
	Mitchell International 2nd Lien T/L~	7.00	10/1/2029	2,000,000	1,980,000	1,976,260
	Misys (Finastra)~	8.25	6/16/2025	9,427,472	9,281,398	9,258,061
	Total Diversified/Conglomerate Service			28,047,855	27,702,601	27,449,406

Ecological — 0.36%:
	Patriot Container 2nd Lien T/L~	8.75	3/20/2026	1,400,000	1,313,824	1,232,000
	Total Ecological			1,400,000	1,313,824	1,232,000

Electronics — 3.32%:
	McAfee Enterprise 2nd Lien T/L~	9.00	5/3/2029	11,567,000	11,489,355	11,436,871
	Total Electronics			11,567,000	11,489,355	11,436,871

Healthcare, Education and Childcare — 0.80%:
	Clinigen+	0.00	3/25/2030	1,050,000	1,357,305	1,351,742
	Medical Solutions T/L~	7.50	9/22/2027	1,473,684	1,458,947	1,414,737
	Total Healthcare, Education and Childcare			2,523,684	2,816,252	2,766,479

Leisure, Amusement, Entertainment — 0.10%:
	Odeon Cinemas Group T/L B 2+	10.21	8/11/2023	195,134	228,476	220,186
	Odeon Cinemas Group T/L B+	10.21	8/11/2023	92,227	123,134	123,576
	Total Leisure, Amusement, Entertainment			287,361	351,610	343,762

Mining, Steel, Iron and Non-Precious Metals — 0.00%:
	Boomerang Tube, LLC¤	0.00	11/1/2066	2,608,648	2,608,648	0
	Total Mining, Steel, Iron and Non-Precious Metals			2,608,648	2,608,648	0

Packaging and Containers — 2.16%:
	Pretium Package Holdings 2nd Lien T/L (9/21)~	7.25	9/21/2029	2,770,637	2,767,243	2,685,218
	Valcour Packaging (MOLD-RITE) 2nd Lien T/L~	7.50	9/30/2029	5,000,000	4,950,000	4,750,000
	Total Packaging and Containers			7,770,637	7,717,243	7,435,218

Personal Transportation — 0.10%:
	Naviera Armas Bridge+¤	2.50	6/30/2022	101,552	124,532	120,206
	Naviera Armas Bridge~+¤	2.50	6/30/2022	63,244	77,536	74,861
	Naviera Armas Bridge+¤	2.50	6/30/2022	5,879	7,113	6,959
	Naviera Armas Bridge+¤	2.50	3/30/2028	116,303	132,302	137,667
	Total Personal Transportation			286,978	341,483	339,693

Transportation — 2.30%:
	Kenan Advantage Group 2nd Lien T/L~	8.00	9/1/2027	5,171,806	5,048,041	4,990,793
	Worldwide Express 2nd Lien T/L~	7.25	7/26/2029	3,000,000	2,955,227	2,936,250
	Total Transportation			8,171,806	8,003,268	7,927,043

	Total Bank Loans			73,266,889	72,856,688	69,236,336

Corporate Bonds — 92.12%:
Aerospace and Defense — 5.06%:
	American Airlines^#	11.75	7/15/2025	$4,337,000	$4,468,766	$5,062,407
	TransDigm Group, Inc.#	7.50	3/15/2027	3,893,000	3,924,498	4,019,523
	Triumph Group, Inc.#	7.75	8/15/2025	8,289,000	8,292,052	8,350,173
	Total Aerospace and Defense			16,519,000	16,685,316	17,432,103

Automotive — 3.72%:
	Aston Martin Capital Holdings Ltd+^#	10.50	11/30/2025	850,000	912,604	893,614
	Ford Motor Company	9.63	4/22/2030	2,000,000	2,538,959	2,604,610
	Power Solutions+^#	8.50	5/15/2027	8,965,000	9,044,627	9,301,188
	Total Automotive			11,815,000	12,496,190	12,799,412

Beverage, Food and Tobacco — 1.65%:
	Boparan Finance PLC+	7.63	11/30/2025	750,000	1,037,046	794,838
	Manitowoc Foodservice#	9.50	2/15/2024	3,074,000	3,149,943	3,131,192
	Refresco Group N.V.#	6.50	5/15/2026	1,600,000	1,931,800	1,772,576
	Total Beverage, Food and Tobacco			5,424,000	6,118,789	5,698,606

Broadcasting and Entertainment — 6.41%:
	Banijay+#	6.50	3/1/2026	2,500,000	2,761,119	2,763,471
	Beasley Mezzanine Holdings LLC^#	8.63	2/1/2026	1,801,000	1,801,000	1,710,950
	Clear Channel Worldwide Holdings Inc.^#	7.75	4/15/2028	3,337,000	3,424,767	3,353,685
	Clear Channel Worldwide Holdings Inc.^#	7.50	6/1/2029	3,358,000	3,428,996	3,360,351
	Cox Media Group^#	8.88	12/15/2027	5,357,000	5,582,991	5,492,854
	Dish Dbs Corporation#	7.38	7/1/2028	4,000,000	3,928,732	3,790,000
	iHeartCommunications, Inc.#	8.38	5/1/2027	570,000	604,122	589,950
	Townsquare Media, LLC^	6.88	2/1/2026	1,000,000	1,024,352	1,029,850
	Total Broadcasting and Entertainment			21,923,000	22,556,079	22,091,111

Buildings and Real Estate — 3.31%:
	Maison Hold Limited+	6.00	10/31/2027	1,045,000	1,419,991	1,318,072
	New Enterprise Stone & Lime Co.^#	9.75	7/15/2028	5,025,000	5,475,923	5,068,969
	Stl Hldg Co LLC^#	7.50	2/15/2026	4,981,000	5,015,082	5,030,810
	Total Buildings and Real Estate			11,051,000	11,910,996	11,417,851

Cargo Transport — 0.57%:
	Railworks Hldgs Lp / Railworks Sr#^	8.25	11/15/2028	1,897,000	1,876,842	1,947,868
	Total Cargo Transport			1,897,000	1,876,842	1,947,868

Chemicals, Plastics and Rubber — 4.32%:
	Consolidated Energy Finance S.A.+^#	6.50	5/15/2026	2,638,000	2,043,823	2,684,165
	ITT Holdings LLC^#	6.50	8/1/2029	3,718,000	3,636,719	3,434,391
	LSF11 A5 Holdco LLC^	6.63	10/15/2029	784,000	784,000	729,394
	Olympus Wtr Us Hldg Corp#^	6.25	10/1/2029	1,530,000	1,496,929	1,354,050
	Prince^	9.00	2/15/2030	7,606,000	7,613,247	6,692,672
	Total Chemicals, Plastics and Rubber			16,276,000	15,574,718	14,894,672

Commercial Services — 0.12%:
	Apcoa Parking Holdings	4.63	1/15/2027	385,000	455,648	399,340
	Total Commercial Services			385,000	455,648	399,340

Containers, Packaging and Glass — 3.63%:
	Novolex Holdings, Inc.	8.75	4/15/2030	3,657,000	3,432,826	3,442,151
	Tekni-Plex^#	9.25	8/1/2024	9,000,000	8,962,798	9,045,000
	Total Containers, Packaging, and Glass			12,657,000	12,395,624	12,487,151

Diversified/Conglomerate Manufacturing — 1.17%:
	Heat Exchangers+	7.78	10/9/2025	652,344	696,223	652,928
	International Desi+	6.50	11/15/2025	650,000	755,036	724,675
	Manitowoc Cranes^#	9.00	4/1/2026	2,538,000	2,542,320	2,646,347
	Total Diversified/Conglomerate Manufacturing			3,840,344	3,993,579	4,023,950

Diversified/Conglomerate Service — 5.59%:
	Albion Fing 1 S A R L & Aggre Sr+#^	8.75	4/15/2027	1,800,000	1,810,226	1,732,860
	Bcp V Modular Ser+	6.75	11/30/2029	1,000,000	1,155,455	1,003,927
	Libra Group Bhd+	5.00	5/15/2027	700,000	850,082	724,044
	Mcafee^	7.38	2/15/2030	2,302,000	2,302,000	2,204,165
	Presidio, Inc.^	8.25	2/1/2028	4,727,000	4,698,768	4,821,540
	Summer BC Holdco+	9.25	10/31/2027	2,477,880	3,070,277	2,817,236
	United Site Services^	8.00	11/15/2029	2,397,000	2,374,500	2,313,105
	Verisure Midholding+	5.25	2/15/2029	3,575,000	4,324,641	3,643,633
	Total Diversified/Conglomerate Service			18,978,880	20,585,949	19,260,510

Electronics — 0.83%:
	Veritas Bermuda Ltd.^#	7.50	9/1/2025	3,024,000	2,952,100	2,871,076
	Total Electronics			3,024,000	2,952,100	2,871,076

Finance — 3.89%:
	Avolon Holdings+^#	6.50	9/15/2024	8,512,391	7,160,968	7,741,764
	Galaxy Bidco Ltd.+#	6.50	7/31/2026	500,000	669,934	645,329
	Progressive Holdings^'	6.00	11/15/2029	1,000,000	910,130	927,500
	Travelex+¤	12.50	8/5/2025	2,427,891	3,055,013	4,082,419
	Travelex+¤#>	8.00	5/15/2023	4,600,000	5,097,344	0
	Total Finance			17,040,282	16,893,389	13,397,012

Forest Products and Paper — 0.82%:
	Sylvamo Corp.^	7.00	9/1/2029	2,885,000	2,885,000	2,831,339
	Total Forest Products and Paper			2,885,000	2,885,000	2,831,339

Healthcare, Education and Childcare — 7.55%:
	Bausch Health Companies Inc.+^#	9.00	12/15/2025	7,045,000	7,114,981	7,299,148
	Bausch Health Companies Inc.+^#	6.25	2/15/2029	1,222,000	1,198,444	1,002,040
	Bausch Health Companies Inc.+^#	5.25	2/15/2031	1,000,000	931,264	782,500
	Bausch Health Companies Inc.+^#	9.25	4/1/2026	4,000,000	4,252,209	4,103,220
	Chrome Holdco Sas+	5.00	5/31/2029	1,385,000	1,660,520	1,421,082
	Cidron Aida Finco+	6.25	4/1/2028	1,650,000	2,275,266	2,021,209
	Community Health System Inc.^#	6.88	4/15/2029	286,000	286,000	280,995
	Endo International^#	7.50	4/1/2027	1,058,000	1,058,000	987,273
	Radiology Partners Inc.^#	9.25	2/1/2028	8,096,000	8,611,927	8,096,000
	Total Healthcare, Education and Childcare			25,742,000	27,388,611	25,993,467

Home and Office Furnishings, Housewares, and Durable Consumer Products — 2.74%:
	Balta+	8.75	12/31/2024	559,900	623,031	612,951
	BCPE Ulysses Intermediate Inc^#	7.75	4/1/2027	6,315,000	6,264,899	5,730,863
	Staples Inc.^#	10.75	4/15/2027	3,478,000	3,580,634	3,091,820
	Total Home and Office Furnishings, Housewares, and Durable Consumer Products			10,352,900	10,468,564	9,435,634

Internet — 0.35%:
	Millenium Escrow Corporation SR NT26^#	6.63	8/1/2026	1,260,000	1,272,127	1,196,294
	Total Internet			1,260,000	1,272,127	1,196,294

Leisure, Amusement, Entertainment — 1.00%:
	Carnival Corp.+	10.13	2/1/2026	750,000	946,515	925,853
	Carnival Corp.+	7.63	3/1/2026	1,000,000	1,185,944	1,131,700
	Center Parcs+	6.50	8/28/2050	1,050,000	1,468,750	1,387,604
	Total Leisure, Amusement, Entertainment			2,800,000	3,601,209	3,445,157

Lodging — 0.26%:
	SANI/IKOS Financial Holdings+	5.63	12/15/2026	815,000	962,674	881,313
	Total Lodging			815,000	962,674	881,313

Machinery (Non-Agriculture, Non-Construct, Non-Electronic) — 2.29%:
	Diebold Nixdorf Inc.+	9.00	7/15/2025	815,000	956,116	929,974
	Granite Holdings US Acquisition Co.^#	11.00	10/1/2027	1,000,000	1,107,751	1,055,000
	Oregon Tool#^	7.88	10/15/2029	1,472,000	1,472,000	1,273,280
	Park-Ohio Holdings Corp.	6.63	4/15/2027	2,000,000	1,799,285	1,675,000
	Sarens+#	5.75	2/21/2027	1,625,000	1,783,930	1,563,969
	Titan Acquisition Ltd / Titan Co-Borrower LLC+^#	7.75	4/15/2026	1,412,000	1,454,709	1,404,940
	Total Machinery (Non-Agriculture, Non-Construct, Non-Electronic)			8,324,000	8,573,791	7,902,163

Mining, Steel, Iron and Non-Precious Metals — 12.36%:
	Consol Energy Inc.^#	11.00	11/15/2025	10,316,000	10,605,363	10,728,640
	Coronado Global Resources Inc.+^#	10.75	5/15/2026	5,456,000	5,815,157	5,844,740
	First Quantum Minerals+^#	7.25	4/1/2023	1,200,000	1,184,621	1,200,024
	First Quantum Minerals+^#	7.50	4/1/2025	9,775,000	9,507,348	9,921,625
	First Quantum Minerals+^#	6.88	10/15/2027	200,000	200,000	209,500
	Hecla Mining Company#	7.25	2/15/2028	4,699,000	5,049,231	4,928,076
	PIC AU Holdings LLC^#	10.00	12/31/2024	7,043,000	6,493,784	7,227,879
	Warrior Met Coal Inc^	7.88	12/1/2028	2,378,000	2,391,024	2,499,873
	Total Mining, Steel, Iron and Non-Precious Metals			41,067,000	41,246,528	42,560,357

Oil and Gas — 15.86%:
	Antero Resources Corp.^#	8.38	7/15/2026	293,000	294,307	322,761
	Antero Resources Corp.^#	7.63	2/1/2029	1,591,000	1,696,177	1,719,760
	Calumet Specialty Products^#	9.25	7/15/2024	2,850,000	2,779,936	3,042,375
	CGG SA+	7.75	4/1/2027	1,500,000	1,787,033	1,673,462
	CVR Energy Inc.^#	5.75	2/15/2028	3,850,000	3,378,458	3,651,379
	Enlink Midstream Partners LP#	5.60	4/1/2044	5,413,000	3,582,266	4,668,713
	Enlink Midstream Partners LP#	5.45	6/1/2047	1,000,000	856,358	845,000
	EnQuest+^	7.00	4/15/2022	1,294,179	1,287,167	1,291,021
	Genesis Energy LP#	7.75	2/1/2028	3,408,000	3,150,798	3,426,079
	Genesis Energy LP#	8.00	1/15/2027	2,639,000	2,640,567	2,699,064
	Harvest Midstream I L P^#	7.50	9/1/2028	1,458,000	1,471,598	1,493,284
	Hilcorp Energy I L P^#	6.25	11/1/2028	3,202,000	2,829,325	3,243,145
	KCA Deutag+	9.88	12/1/2025	1,179,286	1,179,286	1,213,438
	Neptune Energy Bondco PLC+^#	6.63	5/15/2025	4,856,000	4,555,036	4,862,313
	Nabors Industries LTD+^	7.25	1/15/2026	802,000	765,269	802,000
	Nabors Industries LTD+^	7.50	1/15/2028	630,000	591,546	614,250
	NGL Energy Finance Corp^#	7.50	2/1/2026	3,031,000	3,111,370	2,981,564
	Occidental Pete Corp.#	8.50	7/15/2027	4,523,000	4,565,541	5,353,961
	Occidental Pete Corp.#	7.88	9/15/2031	2,500,000	2,645,940	3,118,750
	Range Res Corp#	8.25	1/15/2029	494,000	500,590	541,379
	Transocean Inc.+^	8.00	2/1/2027	2,697,000	2,277,562	2,278,965
	Tullow Oil PLC+^#	10.25	5/15/2026	1,000,000	1,000,000	1,018,880
	Waldorf Production UK LD+	9.75	10/1/2024	641,667	641,667	648,725
	Weatherford Internatinoal Ltd Bermuda SR SEC Global+^#	6.50	9/15/2028	972,000	972,000	1,001,131
	Weatherford Intl Ltd Bermuda Sr Glbl+#^	8.63	4/30/2030	2,092,000	2,092,000	2,124,112
	Total Oil and Gas			53,916,132	50,651,797	54,635,511

Personal Transportation — 0.16%:
	Naviera Armas+	11.75	3/31/2026	432,899	599,111	543,548
	Total Personal Transportation			432,899	599,111	543,548

Printing and Publishing — 2.16%:
	Getty Images Inc.#^	9.75	3/1/2027	2,234,000	2,367,532	2,312,190
	Cimpress N.V.+^#	7.00	6/15/2026	2,069,000	2,069,000	1,981,688
	Houghton Mifflin Harcourt Publishers Inc.^#	9.00	2/15/2025	3,000,000	2,963,015	3,135,000
	Total Printing and Publishing			7,303,000	7,399,547	7,428,878

Retail Store — 2.35%:
	Afflelou SAS, 3M EURIBOR + 8.000%~+	8.00	5/19/2027	1,300,000	1,566,733	1,438,133
	Casino Guichard Perracho+	6.63	1/15/2026	1,050,000	1,279,474	1,055,634
	Constellation Auto+	4.88	7/15/2027	561,000	772,025	672,472
	Marcolin S.p.A+	6.13	11/15/2026	700,000	852,141	753,703
	Stonegate Pub Co.+	8.25	7/31/2025	590,000	851,387	788,615
	Stonegate Pub Co.+	8.25	7/31/2025	225,000	319,020	311,242
	Stonegate Pub Co., 3M EURIBOR + 5.750%~+	5.75	7/31/2025	700,000	829,585	767,603
	Stonegate Pub Comp.+	8.00	7/13/2025	1,350,000	1,937,232	1,800,556
	Wheel Bidco Ltd+	6.75	7/15/2026	403,000	555,494	496,407
	Total Retail Store			6,879,000	8,963,091	8,084,365

Telecommunications — 2.91%:
	Altice France Holding S.A.+^#	10.50	5/15/2027	2,000,000	2,210,803	2,095,000
	Commscope Inc.^#	8.25	3/1/2027	1,173,000	1,128,340	1,142,502
	Consolidated Communications^#	6.50	10/1/2028	832,000	832,000	766,605
	Digicel Limited +¤^#	8.25	9/30/2025	2,500,000	2,491,364	0
	Frontier Communications Hldgs Sr Sec Glbl^	6.00	1/15/2030	767,000	767,000	709,475
	Northwest Fiber LLC^#	10.75	6/1/2028	2,856,000	3,141,637	2,977,409
	Uniti Group LP / Uniti Group Finance Inc.^#	6.50	2/15/2029	330,000	330,000	308,369
	Viasat^#	6.50	7/15/2028	790,000	790,000	758,400
	Windstream Escrow LLC^#	7.75	8/15/2028	1,251,000	1,246,000	1,266,638
	Total Telecommunications			12,499,000	12,937,144	10,024,398

Transportation — 1.04%:
	Carriage Purchaser Inc.^#	7.88	10/15/2029	3,200,999	3,192,238	2,954,624
	Castor S.p.A.+	5.25	2/15/2029	477,000	542,554	524,774
	Titan Holdings II+	5.13	7/15/2029	113,000	133,866	114,881
	Total Transportation			3,790,999	3,868,658	3,594,279

	Total Corporate Bonds			318,897,436	325,313,071	317,277,365

	Total Fixed Income			442,464,325	448,034,165	433,943,298

	Total Investments				452,784,426	437,104,615

Other assets and liabilities — (26.91)%						(92,688,301)
	Net Assets — 100%					$344,416,314

	Percentages are calculated as a percent of net assets applicable to common shareholders.

	LIBOR - London Interbank Offered Rate
	EURIBOR - Euro Interbank Offered Rate

*	Securities are non-income producing.
‡	The effective interest rates are based on settled commitment amount.
¤	Value determined using significant unobservable inputs, security is categorized as Level 3.
+	Foreign security.
^
Security exempt from registration under Rule 144a of the Securities Act of 1933.  These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers.

~	Variable rate security. The interest rate shown is the rate in effect at March 31, 2022.
#	All or a portion of the security is segregated as collateral for the credit facility.
§
Bank loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for bank loans are the current interest rates at March 31, 2022. Bank loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown.

>	Defaulted security.

	Distributions of investments by country of risk. Percentage of assets are expressed by market value excluding cash and accrued income as of March 31, 2022.
	United States	81.5%
	United Kingdom	5.1%
	Zambia	2.6%
	Luxembourg	2.5%
	France	1.9%
	Australia	1.3%
	(Individually less than 1%)	5.1%
		100.0%

A summary of outstanding derivatives at March 31, 2022 is as follows:

Schedule of Open Forward Currency Contracts
March 31, 2022

					Forward	Unrealized
Currency to be		Currency to be		Counterparty of	Settlement	Appreciation /
Received		Delivered(1)		Contract	Date	(Depreciation)
937,264	USD	966,686	CAD	Morgan Stanley	4/14/2022	(29,421)
30,838,919	USD	31,322,631	EUR	JP Morgan Chase	4/14/2022	(483,712)
15,525,285	USD	15,567,893	GBP	Morgan Stanley	4/14/2022	(42,607)
						$(555,740)

(1) Values are listed in U.S. dollars.

Valuation of Instruments

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  A three-tier hierarchy is utilized to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.  Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk.  For example, market participants would consider the risk inherent in a particular valuation technique used to measure fair value, such as a pricing model, and/or the risk inherent in the inputs to the valuation technique.  Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity.  Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances.  The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used as of March 31, 2022 in valuing the Fund’s investments:

Description	Level 1	Level 2	Level 3	Total Investments
Assets:
Equities:
Common Stocks	$-	$1,960,503	$1,060,958	$3,021,461
Warrants	-	-	139,856	139,856
Total Equities:	-	1,960,503	1,200,814	3,161,317

Fixed Income:
Asset-Backed Securities	-	47,429,597	-	47,429,597
Bank Loans	-	56,597,274	12,639,062	69,236,336
Corporate Bonds	-	313,194,946	4,082,419	317,277,365
Total Fixed Income	-	417,221,817	16,721,481	433,943,298

Foreign Exchange Contracts	-	-	-	-

Total Assets:	$-	$419,182,320	$17,922,295	$437,104,615

Liabilities:
Foreign Exchange Contracts:	$-	$(555,740)	$-	$(555,740)
Total Liabilities:	$-	$(555,740)	$-	$(555,740)

The following table is a summary of quantitative information about significant unobservable valuation inputs for Level 3 fair value measurement for investments held as of March 31, 2022. The table does not include Level 3 financial instruments with values based upon unadjusted third-party pricing information in the amount of $16,866,011. A significant change in third party information could result in a significantly lower or higher value of such Level 3 financial instruments:

Type of Assets	Fair Value as of March 31, 2022	Valuation Technique(s)	Unobservable Input

Equities
ESC CB 144A High Ridge	$41,748	Expected Transaction	$14.00; Value derived from pending receipt
Sabine Oil & Gas LLC	$56,446	Expected Transaction	$13.00; Value derived from pending receipt
Tourmaline Escrow Cash	$958,090	Withholding Tax Reclaim	$0.80; Priced at value of the withholding tax reclaim

Although the Fund believes the valuation methods described above are appropriate, the use of different methodologies or assumptions to determine fair value could result in different estimates of fair value at the reporting date.

The Fund discloses transfers between levels based on valuations at the end of the reporting period. Based on end of period market values, $1,458,750 was transferred from Level 2 to Level 3 for the period from January 1, 2022, through March 31, 2022. The following is a reconciliation of Level 3 investments based upon the inputs used to determine fair value:

	BALANCE AT DECEMBER 31, 2021	TRANSFERS INTO LEVEL 3	TRANSFERS OUT OF LEVEL 3	PURCHASES	SALES	ACCRETION OF DISCOUNT	REALIZED GAIN / (LOSS)	CHANGE IN UNREALIZED APPRECIATION / (DEPRECIATION) ON INVESTMENTS	BALANCE AT MARCH 31, 2022	CHANGE IN UNREALIZED APPRECIATION / (DEPRECIATION) FROM INVESTMENTS HELD AS OF MARCH 31, 2022
Equities
Boomerang Tube Holdings, Inc.	$ -	$ -	$ -	$ -	$ -	$ -	$ -	$ -	$ -	$ -
Class A2 Shares Stapled To 1.5L SSNS	-	-	-	-	-	-	-	-	-	-
Class A3 Shares Stapled To EUR TLB	-	-	-	-	-	-	-	-	-	-
Class B2 Shares Stapled To 1.5L SSNS	-	-	-	-	-	-	-	4,674	4,674	4,674
Class B3 Shares Stapled To EUR TLB	-	-	-	-	-	-	-	-	-	-
ESC CB 144A High Ridge	41,748	-	-	-	-	-	-	-	41,748	-
Sabine Oil & Gas LLC	56,446	-	-	-	-	-	-	-	56,446	-
Tourmaline Escrow Cash	946,881	-	-	-	-	-	-	11,209	958,090	11,209
Travelex Private Equity	-	-	-	-	-	-	-	-	-	-
Common Stocks	1,045,075	-	-	-	-	-	-	15,883	1,060,958	15,883
Travelex Topco Limited Warrant	225,162	-	-	-	-	-	-	(85,306)	139,856	(85,306)
Warrants	225,162	-	-	-	-	-	-	(85,306)	139,856	(85,306)
Total Equities	1,270,237	-	-	-	-	-	-	(69,423)	1,200,814	(69,423)

Bank Loans
Boomerang Tube, LLC	-	-	-	-	-	-	-	-	-	-
Dessert Holdings	-	-	-	982,700	-	-	-	(2,700)	980,000	(2,700)
Florida Food Products 2nd Lien T/L	-	1,458,750	-	-	-	960	-	(4,710)	1,455,000	(4,710)
Kenan Advantage Group 2nd Lien T/L	3,155,947	-	-	1,935,000	-	2,098	-	(102,252)	4,990,793	(102,252)
Naviera Armas Bridge	141,679	-	-	-	-	158	-	(4,170)	137,667	(4,170)
Naviera Armas Bridge	6,693	-	-	-	-	-	-	266	6,959	266
Naviera Armas Bridge	113,915	-	-	-	-	1,697	-	4,594	120,206	4,594
Naviera Armas Bridge	72,003	-	-	-	-	-	-	2,858	74,861	2,858
Odeon Cinemas Group T/L B	127,330	-	-	-	-	-	-	(3,754)	123,576	(3,754)
Valcour Packaging (MOLD-RITE) 2nd Lien T/L	4,975,000	-	-	-	-	-	-	(225,000)	4,750,000	(225,000)
Bank Loans	8,592,567	1,458,750	-	2,917,700	-	4,913	-	(334,868)	12,639,062	(334,868)

Corporate Bonds
Digicel Limited	-	-	-	-	-	-	-	-	-	-
Travelex	3,690,853	-	-	617,324	-	14,038	-	(239,796)	4,082,419	(239,796)
Travelex	-	-	-	-	-	-	-	-	-	-
Corporate Bonds	3,690,853	-	-	617,324	-	14,038	-	(239,796)	4,082,419	(239,796)
Total	$13,553,657	$ 1,458,750	$ -	$ 3,535,024	$ -	$ 18,951	$ -	$ (644,087)	$17,922,295	$ (644,087)